Group information (Details)	12 Months Ended
Dec. 31, 2025
Spotify AB | Sweden
Disclosure of subsidiaries [line items]
Name	Spotify AB
Principal activities	Main operating company
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Sweden
Spotify USA Inc. | USA
Disclosure of subsidiaries [line items]
Name	Spotify USA Inc.
Principal activities	USA operating company
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	USA
Spotify Ltd | UNITED KINGDOM
Disclosure of subsidiaries [line items]
Name	Spotify Ltd
Principal activities	Sales, marketing, contract research and development, and customer support
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	U.K.
Spotify Spain S.L. | Spain
Disclosure of subsidiaries [line items]
Name	Spotify Spain S.L.
Principal activities	Sales, marketing, and other support services
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Spain
Spotify GmbH | Germany
Disclosure of subsidiaries [line items]
Name	Spotify GmbH
Principal activities	Sales, marketing, and other support services
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Germany
Spotify France SAS | France
Disclosure of subsidiaries [line items]
Name	Spotify France SAS
Principal activities	Sales, marketing, and other support services
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	France
Spotify Canada Inc. | Canada
Disclosure of subsidiaries [line items]
Name	Spotify Canada Inc.
Principal activities	Sales, marketing, and other support services
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Canada
Spotify Australia Pty Ltd | Australia
Disclosure of subsidiaries [line items]
Name	Spotify Australia Pty Ltd
Principal activities	Sales, marketing, and other support services
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Australia
Spotify Brasil Serviços De Música LTDA | Brazil
Disclosure of subsidiaries [line items]
Name	Spotify Brasil Serviços De Música LTDA
Principal activities	Sales, marketing, and other support services
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Brazil
Spotify Japan K.K. | Japan
Disclosure of subsidiaries [line items]
Name	Spotify Japan K.K.
Principal activities	Sales, marketing, and other support services
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Japan
Spotify India LLP | India
Disclosure of subsidiaries [line items]
Name	Spotify India LLP
Principal activities	Sales, distribution, and marketing
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	India
S Servicios de Música México, S.A. de C.V. | Mexico
Disclosure of subsidiaries [line items]
Name	S Servicios de Música México, S.A. de C.V.
Principal activities	Sales, marketing, and other support services
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Mexico
Spotify Singapore Pte Ltd. | Singapore
Disclosure of subsidiaries [line items]
Name	Spotify Singapore Pte Ltd.
Principal activities	Sales, marketing, and other support services
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Singapore
Spotify Italy S.r.l. | Italy
Disclosure of subsidiaries [line items]
Name	Spotify Italy S.r.l.
Principal activities	Sales, marketing, and other support services
Proportion of voting rights and shares held (directly or indirectly)	100.00%
Country of incorporation	Italy